SCHEDULE OF FUTURE MINIMUM PAYMENT UNDER NON CANCELABLE OPERATING LEASES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2026	¥ 2,926
2027	1,811
Total undiscounted lease payments	4,737
Less: lease amount representing interest	(60)
Present value of lease liabilities	¥ 4,677	¥ 9,182